Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest-bearing time deposit	$ 49,556	$ 21,535
Total assets	1,635,910	1,620,927
Junior subordinated debentures	15,464	15,464
Total liabilities	1,514,894	1,515,732
Total shareholders' equity	121,016	105,195	$ 142,369	$ 139,899
Total liabilities and shareholders' equity	1,635,910	1,620,927
Parent Company
Cash	590	384	$ 561	$ 664
Interest-bearing time deposit	1,000	1,000
Investment in subsidiaries	134,598	118,832
Investment in PEBK Capital Trust II	464	464
Other assets	0	24
Total assets	136,652	120,704
Junior subordinated debentures	15,464	15,464
Total liabilities	172	45
Total shareholders' equity	121,016	105,195
Total liabilities and shareholders' equity	$ 136,652	$ 120,704